Revenue from Contracts with Customers - Summary of Revenues Disaggregated by Type of Services (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disaggregation Of Revenue [Line Items]
Revenues	¥ 1,091,793,135	$ 156,826,271	¥ 905,614,669	¥ 743,175,399
Leased and Owned Hotels
Disaggregation Of Revenue [Line Items]
Revenues	253,420,676	36,401,602	212,671,930	193,042,455
Franchise and Managed Hotel
Disaggregation Of Revenue [Line Items]
Revenues	838,372,459	120,424,669	692,942,739	550,132,944
Initial Franchise Fee
Disaggregation Of Revenue [Line Items]
Revenues	54,930,266	7,890,239	42,806,330	35,140,250
Continuing Franchise Fees
Disaggregation Of Revenue [Line Items]
Revenues	¥ 783,442,193	$ 112,534,430	¥ 650,136,409	¥ 514,992,694